Organization and Nature of Operations	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
ORGANIZATION AND NATURE OF OPERATIONS

CCH is a Houston-based Delaware limited liability company formed in September 2014 by Cheniere to hold its limited partner interest in CCP and its equity interests in CCL and CCP GP. Prior to this date, CCP and CCL received capital contributions funding from other affiliated entities of Cheniere. The formation of CCH was treated as a reorganization between entities under common control. As a result, the Company’s Combined Financial Statements for periods prior to the formation of CCH were derived from the consolidated financial statements and accounting records of Cheniere and reflect the combined historical results of operations and cash flows of CCL, CCP and CCP GP. For periods subsequent to the formation of CCH, the Company’s Consolidated Financial Statements are presented on a consolidated basis as CCH, CCL, CCP and CCP GP became a separate consolidated group. The Combined Financial Statements do not purport to represent our results of operations and cash flows had CCH been a stand-alone entity during all periods presented.

We are developing and constructing a natural gas liquefaction and export facility at the Corpus Christi LNG terminal (the “Liquefaction Facility”), which is on nearly 2,000 acres of land that we own or control near Corpus Christi, Texas, and a pipeline facility (the “Liquefaction Project”) through wholly owned subsidiaries CCL and CCP, respectively. The Liquefaction Project is being developed for up to three Trains, with expected aggregate nominal production capacity, which is prior to adjusting for planned maintenance, production reliability and potential overdesign, of approximately 13.5 mtpa of LNG, three LNG storage tanks with aggregate capacity of approximately 10.1 Bcfe and two marine berths that can each accommodate vessels with nominal capacity of up to 266,000 cubic meters. The Liquefaction Project is being developed in stages. The first stage (“Stage 1”) is in construction and includes Trains 1 and 2, two LNG storage tanks, one complete marine berth and a second partial berth and all of the Liquefaction Project’s necessary infrastructure facilities. The second stage (“Stage 2”), which is in development with all necessary regulatory approvals in place, includes Train 3, one LNG storage tank and the completion of the second partial berth. The Liquefaction Project also includes a 23-mile natural gas supply pipeline (the “Corpus Christi Pipeline”) that will interconnect the Corpus Christi LNG terminal with several interstate and intrastate natural gas pipelines.